Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2017	Level 1	Level 2	Level 3

Contingent consideration liability	$50,300	$-	$-	$50,300
Interest rate swap asset	751	-	751	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2017	2016
Balance, January 1	$32,266	$29,119
Amounts recognized on acquisitions	21,477	12,056
Fair value adjustments (note 4)	1,054	(4,591)
Resolved and settled in cash	(6,169)	(1,434)
Other	1,672	(2,884)
Balance, December 31	$50,300	$32,266

Less: current portion	$18,657	$4,884
Non-current portion	$31,643	$27,382

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$10,136	$10,136	$10,203	$10,203
Advisor loans receivable	44,978	44,978	28,477	28,477
Long-term debt (Non-current)	247,467	247,467	260,537	260,537